UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-02661
Name of Fund:
BlackRock Funds VII, Inc.
BlackRock Sustainable U.S. Value Equity Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds VII, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
04/30/2025
Date of reporting period:
10/31/2024
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock Sustainable U.S. Value Equity Fund
Institutional Shares | BSUVX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Sustainable U.S. Value Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.53%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	3.43%	22.14%	4.11%
Russell 1000® Index	13.95	38.07	8.90
Russell 1000® Value Index	10.61	30.98	7.26
Key Fund statistics
Net Assets	$5,445,353
Number of Portfolio Holdings	62
Portfolio Turnover Rate	28%
The Fund commenced operations on October 18, 2021.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.0%
Health Care	17.8%
Information Technology	14.3%
Consumer Discretionary	8.7%
Communication Services	7.8%
Consumer Staples	7.1%
Materials	6.5%
Energy	5.9%
Industrials	5.9%
Utilities	5.1%
Real Estate	2.1%
Short-Term Securities	3.0%
Liabilities in Excess of Other Assets	(2.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	2.9%
Comcast Corp., Class A	2.9%
CVS Health Corp.	2.7%
Wells Fargo & Co.	2.6%
American International Group, Inc.	2.4%
Willis Towers Watson PLC	2.4%
First Citizens BancShares, Inc., Class A	2.4%
Electronic Arts, Inc.	2.4%
Baxter International, Inc.	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable U.S. Value Equity Fund
Institutional Shares | BSUVX
Semi-Annual Shareholder Report — October 31, 2024
BSUVX-10/24-SAR

BlackRock Sustainable U.S. Value Equity Fund
Investor A Shares | BSVAX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Sustainable U.S. Value Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40	0.78%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	3.25%	21.75%	3.85%
Investor A Shares (with sales charge)	(2.17)	15.36	2.02
Russell 1000® Index	13.95	38.07	8.90
Russell 1000® Value Index	10.61	30.98	7.26
Key Fund statistics
Net Assets	$5,445,353
Number of Portfolio Holdings	62
Portfolio Turnover Rate	28%
The Fund commenced operations on October 18, 2021.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.0%
Health Care	17.8%
Information Technology	14.3%
Consumer Discretionary	8.7%
Communication Services	7.8%
Consumer Staples	7.1%
Materials	6.5%
Energy	5.9%
Industrials	5.9%
Utilities	5.1%
Real Estate	2.1%
Short-Term Securities	3.0%
Liabilities in Excess of Other Assets	(2.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	2.9%
Comcast Corp., Class A	2.9%
CVS Health Corp.	2.7%
Wells Fargo & Co.	2.6%
American International Group, Inc.	2.4%
Willis Towers Watson PLC	2.4%
First Citizens BancShares, Inc., Class A	2.4%
Electronic Arts, Inc.	2.4%
Baxter International, Inc.	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable U.S. Value Equity Fund
Investor A Shares | BSVAX
Semi-Annual Shareholder Report — October 31, 2024
BSVAX-10/24-SAR

BlackRock Sustainable U.S. Value Equity Fund
Class K Shares | BSVKX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Sustainable U.S. Value Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$25	0.48%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	3.35%	22.20%	4.15%
Russell 1000® Index	13.95	38.07	8.90
Russell 1000® Value Index	10.61	30.98	7.26
Key Fund statistics
Net Assets	$5,445,353
Number of Portfolio Holdings	62
Portfolio Turnover Rate	28%
The Fund commenced operations on October 18, 2021.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.0%
Health Care	17.8%
Information Technology	14.3%
Consumer Discretionary	8.7%
Communication Services	7.8%
Consumer Staples	7.1%
Materials	6.5%
Energy	5.9%
Industrials	5.9%
Utilities	5.1%
Real Estate	2.1%
Short-Term Securities	3.0%
Liabilities in Excess of Other Assets	(2.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	2.9%
Comcast Corp., Class A	2.9%
CVS Health Corp.	2.7%
Wells Fargo & Co.	2.6%
American International Group, Inc.	2.4%
Willis Towers Watson PLC	2.4%
First Citizens BancShares, Inc., Class A	2.4%
Electronic Arts, Inc.	2.4%
Baxter International, Inc.	2.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable U.S. Value Equity Fund
Class K Shares | BSVKX
Semi-Annual Shareholder Report — October 31, 2024
BSVKX-10/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

OCTOBER 31, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds VII, Inc.

•	BlackRock Sustainable U.S. Value Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Schedule of Investments (unaudited) October 31, 2024	BlackRock Sustainable U.S. Value Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobile Components — 1.5%
Aptiv PLC(a)	1,449	$82,347

Automobiles — 1.6%
General Motors Co.	1,722	87,409

Banks — 8.5%
Citigroup, Inc.	2,905	186,414
First Citizens BancShares, Inc., Class A	68	131,739
Wells Fargo & Co.	2,189	142,110

		460,263

Beverages — 1.3%
Diageo PLC, ADR	571	70,895

Broadline Retail — 1.7%
Amazon.com, Inc.(a)	491	91,522

Building Products — 3.9%
Allegion PLC	737	102,907
Johnson Controls International PLC	1,443	109,019

		211,926

Capital Markets — 0.6%
Nasdaq, Inc.	459	33,929

Chemicals — 2.5%
Air Products & Chemicals, Inc.	190	59,001
International Flavors & Fragrances, Inc.	773	76,859

		135,860

Communications Equipment — 1.9%
Cisco Systems, Inc.	1,886	103,296

Consumer Finance — 1.1%
Discover Financial Services	385	57,146

Consumer Staples Distribution & Retail — 1.3%
Dollar Tree, Inc.(a)	1,135	73,366

Containers & Packaging — 3.0%
Crown Holdings, Inc.	854	79,892
Sealed Air Corp.	2,339	84,625

		164,517

Electric Utilities — 2.8%
Exelon Corp.	2,106	82,766
PG&E Corp.	3,531	71,397

		154,163

Electronic Equipment, Instruments & Components — 2.8%
Avnet, Inc.	1,253	67,925
Keysight Technologies, Inc.(a)	555	82,701

		150,626

Entertainment — 3.2%
Electronic Arts, Inc.	867	130,787
Walt Disney Co. (The)	449	43,194

		173,981

Financial Services — 2.1%
Fidelity National Information Services, Inc.	1,280	114,854

Food Products — 3.3%
Kraft Heinz Co. (The)	3,668	122,731
Lamb Weston Holdings, Inc.	752	58,423

		181,154

Health Care Equipment & Supplies — 2.3%
Baxter International, Inc.	3,577	127,699

Security	Shares	Value

Health Care Providers & Services — 9.3%
Cardinal Health, Inc.	1,467	$159,199
CVS Health Corp.	2,634	148,716
Elevance Health, Inc.	152	61,675
Humana, Inc.	221	56,980
Labcorp Holdings, Inc.	355	81,036

		507,606

Household Durables — 2.0%
Sony Group Corp., ADR(b)	6,310	111,056

Insurance — 5.8%
American International Group, Inc.	1,750	132,790
Fidelity National Financial, Inc., Class A	844	50,784
Willis Towers Watson PLC	439	132,661

		316,235

IT Services — 1.7%
Cognizant Technology Solutions Corp., Class A	1,243	92,715

Leisure Products — 1.9%
Hasbro, Inc.	1,556	102,120

Life Sciences Tools & Services — 2.5%
Fortrea Holdings, Inc.(a)	3,729	62,722
ICON PLC(a)	327	72,630

		135,352

Machinery — 2.0%
CNH Industrial NV	4,990	56,038
Westinghouse Air Brake Technologies Corp.	271	50,942

		106,980

Media — 4.6%
Comcast Corp., Class A	3,605	157,430
WPP PLC	8,891	93,453

		250,883

Metals & Mining — 1.0%
Teck Resources Ltd., Class B	1,166	54,249

Multi-Utilities — 2.3%
Dominion Energy, Inc.	564	33,575
Sempra	1,081	90,123

		123,698

Oil, Gas & Consumable Fuels — 5.9%
Cheniere Energy, Inc.	602	115,211
Hess Corp.	470	63,205
Kosmos Energy Ltd.(a)	13,910	52,302
Shell PLC	2,778	92,750

		323,468

Personal Care Products — 1.1%
Unilever PLC, ADR	993	60,484

Pharmaceuticals — 3.7%
Novo Nordisk A/S, ADR	741	82,955
Sanofi SA	1,099	116,142

		199,097

Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp.	998	21,477

Software — 2.1%
Microsoft Corp.	279	113,372

Specialized REITs — 2.1%
Crown Castle, Inc.	1,057	113,617

Technology Hardware, Storage & Peripherals — 5.4%
HP, Inc.	2,750	97,680

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) October 31, 2024	BlackRock Sustainable U.S. Value Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd.	2,377	$100,930
Western Digital Corp.(a)	1,466	95,744

		294,354

Total Long-Term Investments — 99.2% (Cost: $5,223,764)		5,401,716

Short-Term Securities

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)(e)	121,678	121,763
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.75%(c)(d)	42,174	42,174

Total Short-Term Securities — 3.0% (Cost: $163,947)		163,937

Total Investments — 102.2% (Cost: $5,387,711)		5,565,653

Liabilities in Excess of Other Assets — (2.2)%		(120,300)

Net Assets — 100.0%		$5,445,353

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$121,765	(a)	$—		$8	$(10)	$121,763	121,678	$ 55	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	45,525	—		(3,351	)(a)	—	—	42,174	42,174	652		—

						$8	$(10)	$163,937		$707		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

4	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) October 31, 2024	BlackRock Sustainable U.S. Value Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Automobile Components	$82,347	$—	$—	$82,347
Automobiles	87,409	—	—	87,409
Banks	460,263	—	—	460,263
Beverages	70,895	—	—	70,895
Broadline Retail	91,522	—	—	91,522
Building Products	211,926	—	—	211,926
Capital Markets	33,929	—	—	33,929
Chemicals	135,860	—	—	135,860
Communications Equipment	103,296	—	—	103,296
Consumer Finance	57,146	—	—	57,146
Consumer Staples Distribution & Retail	73,366	—	—	73,366
Containers & Packaging	164,517	—	—	164,517
Electric Utilities	154,163	—	—	154,163
Electronic Equipment, Instruments & Components	150,626	—	—	150,626
Entertainment	173,981	—	—	173,981
Financial Services	114,854	—	—	114,854
Food Products	181,154	—	—	181,154
Health Care Equipment & Supplies	127,699	—	—	127,699
Health Care Providers & Services	507,606	—	—	507,606
Household Durables	111,056	—	—	111,056
Insurance	316,235	—	—	316,235
IT Services	92,715	—	—	92,715
Leisure Products	102,120	—	—	102,120
Life Sciences Tools & Services	135,352	—	—	135,352
Machinery	106,980	—	—	106,980
Media	157,430	93,453	—	250,883
Metals & Mining	54,249	—	—	54,249
Multi-Utilities	123,698	—	—	123,698
Oil, Gas & Consumable Fuels	230,718	92,750	—	323,468
Personal Care Products	60,484	—	—	60,484
Pharmaceuticals	82,955	116,142	—	199,097
Semiconductors & Semiconductor Equipment	21,477	—	—	21,477
Software	113,372	—	—	113,372
Specialized REITs	113,617	—	—	113,617
Technology Hardware, Storage & Peripherals	193,424	100,930	—	294,354
Short-Term Securities
Money Market Funds	163,937	—	—	163,937

	$5,162,378	$403,275	$—	$5,565,653

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	5

Statement of Assets and Liabilities (unaudited)

October 31, 2024

BlackRock Sustainable U.S. Value Equity Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$5,401,716
Investments, at value — affiliated(c)	163,937
Foreign currency, at value(d)	1,823
Receivables:
Securities lending income — affiliated	25
Dividends — unaffiliated	4,355
Dividends — affiliated	122
From the Manager	16,247
Prepaid expenses	34,301

Total assets	5,622,526

LIABILITIES
Collateral on securities loaned	121,765
Payables:
Accounting services fees	12,401
Administration fees	1
Directors’ and Officer’s fees	1,024
Other accrued expenses	8,602
Other affiliate fees	19
Professional fees	33,317
Service fees	44

Total liabilities	177,173

Commitments and contingent liabilities

NET ASSETS	$5,445,353

NET ASSETS CONSIST OF:
Paid-in capital	$5,085,438
Accumulated earnings	359,915

NET ASSETS	$5,445,353

(a) Investments, at cost — unaffiliated	$5,223,764
(b) Securities loaned, at value	$109,930
(c) Investments, at cost — affiliated	$163,947
(d) Foreign currency, at cost	$1,850

6	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Assets and Liabilities (unaudited) (continued)

October 31, 2024

BlackRock Sustainable U.S. Value Equity Fund

NET ASSET VALUE

Institutional

Net assets	$122,125

Shares outstanding	11,450

Net asset value	$10.67

Shares authorized	500 million

Par value	$0.10

Investor A

Net assets	$201,780

Shares outstanding	18,950

Net asset value	$10.65

Shares authorized	100 million

Par value	$0.10

Class K

Net assets	$5,121,448

Shares outstanding	480,000

Net asset value	$10.67

Shares authorized	500 million

Par value	$0.10

See notes to financial statements.

S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	7

Statement of Operations (unaudited)

Six Months Ended October 31, 2024

BlackRock Sustainable U.S. Value Equity Fund

INVESTMENT INCOME
Dividends — unaffiliated	$66,552
Dividends — affiliated	652
Securities lending income — affiliated — net	55
Foreign taxes withheld	(1,474)

Total investment income	65,785

EXPENSES
Professional	44,058
Registration	22,551
Accounting services	18,551
Investment advisory	13,288
Printing and postage	9,616
Directors and Officer	3,890
Custodian	2,026
Administration	1,176
Transfer agent — class specific	720
Administration — class specific	554
Service — class specific	293
Miscellaneous	4,819

Total expenses excluding interest expense	121,542
Interest expense	13

Total expenses	121,555

Less:
Administration fees waived	(1,176)
Administration fees waived by the Manager — class specific	(549)
Fees waived and/or reimbursed by the Manager	(105,455)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(634)

Total expenses after fees waived and/or reimbursed	13,741

Net investment income	52,044

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	155,380
Investments — affiliated	8
Foreign currency transactions	(21)

$155,367

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(26,313)
Investments — affiliated	(10)
Foreign currency translations	(55)

(26,378)

Net realized and unrealized gain	128,989

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$181,033

See notes to financial statements.

8	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	BlackRock Sustainable U.S. Value Equity Fund

	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$52,044	$91,163
Net realized gain	155,367	68,806
Net change in unrealized appreciation (depreciation)	(26,378)	464,088

Net increase in net assets resulting from operations	181,033	624,057

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(647)	(2,152)
Investor A	(1,043)	(3,918)
Class K	(27,932)	(92,544)

Decrease in net assets resulting from distributions to shareholders	(29,622)	(98,614)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(50,943)	9,649

NET ASSETS
Total increase in net assets	100,468	535,092
Beginning of period	5,344,885	4,809,793

End of period	$5,445,353	$5,344,885

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	9

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Sustainable U.S. Value Equity Fund

	Institutional

	Six Months Ended				Period from
	10/31/24		Year Ended	Year Ended	10/18/21	(a)
	(unaudited)		04/30/24	04/30/23	to 04/30/22

Net asset value, beginning of period	$10.37		$9.35	$9.81	$10.00

Net investment income(b)	0.10		0.17	0.19	0.09
Net realized and unrealized gain (loss)	0.26		1.04	(0.37)		(0.25)

Net increase (decrease) from investment operations	0.36		1.21	(0.18)		(0.16)

Distributions(c)
From net investment income	(0.06)		(0.19)	(0.20)		(0.03)
From net realized gain	—		—	(0.08)	(0.00	)(d)

Total distributions	(0.06)		(0.19)	(0.28)		(0.03)

Net asset value, end of period	$10.67		$10.37	$9.35	$9.81

Total Return(e)
Based on net asset value	3.43	%(f)	13.08%	(1.78)%	(1.63	)%(f)

Ratios to Average Net Assets(g)
Total expenses	4.65	%(h)	5.28%	5.70%	4.18	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.53	%(h)	0.53%	0.53%	0.53	%(h)(i)

Net investment income	1.84	%(h)	1.79%	2.05%	1.57	%(h)

Supplemental Data
Net assets, end of period (000)	$122		$119	$102	$98

Portfolio turnover rate	28%		71%	61%		40%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)

Audit, excise tax, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 6.03% and 0.54%, respectively.

See notes to financial statements.

10	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable U.S. Value Equity Fund (continued)

	Investor A

	Six Months Ended 10/31/24 (unaudited)		Year Ended 04/30/24	Year Ended 04/30/23	Period from 10/18/21 to 04/30/22	(a)

Net asset value, beginning of period	$10.36		$9.34	$9.81	$10.00

Net investment income(b)	0.09		0.15	0.17	0.08
Net realized and unrealized gain (loss)	0.25		1.03	(0.38)	(0.25)

Net increase (decrease) from investment operations	0.34		1.18	(0.21)	(0.17)

Distributions(c)
From net investment income	(0.05)		(0.16)	(0.18)	(0.02)
From net realized gain	—		—	(0.08)	(0.00	)(d)

Total distributions	(0.05)		(0.16)	(0.26)	(0.02)

Net asset value, end of period	$10.65		$10.36	$9.34	$9.81

Total Return(e)
Based on net asset value	3.25	%(f)	12.82%	(2.08)%	(1.68	)%(f)

Ratios to Average Net Assets(g)
Total expenses	4.89	%(h)	5.73%	5.77%	4.39	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.78	%(h)	0.78%	0.78%	0.78	%(h)(i)

Net investment income	1.64	%(h)	1.55%	1.80%	1.39	%(h)

Supplemental Data
Net assets, end of period (000)	$202		$246	$217	$134

Portfolio turnover rate	28%		71%	61%	40%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)

Audit, excise tax, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 6.21% and 0.79%, respectively.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	11

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable U.S. Value Equity Fund (continued)

	Class K

	Six Months Ended 10/31/24 (unaudited)		Year Ended 04/30/24	Year Ended 04/30/23	Period from 10/18/21 to 04/30/22	(a)

Net asset value, beginning of period	$10.38		$9.36	$9.81	$10.00

Net investment income(b)	0.10		0.18	0.20	0.09
Net realized and unrealized gain (loss)	0.25		1.03	(0.37)	(0.25)

Net increase (decrease) from investment operations	0.35		1.21	(0.17)	(0.16)

Distributions(c)
From net investment income	(0.06)		(0.19)	(0.20)	(0.03)
From net realized gain	—		—	(0.08)	(0.00	)(d)

Total distributions	(0.06)		(0.19)	(0.28)	(0.03)

Net asset value, end of period	$10.67		$10.38	$9.36	$9.81

Total Return(e)
Based on net asset value	3.35	%(f)	13.12%	(1.64)%	(1.61	)%(f)

Ratios to Average Net Assets(g)
Total expenses	4.36	%(h)	5.22%	5.23%	3.83	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.48	%(h)	0.48%	0.48%	0.48	%(h)(i)

Net investment income	1.89	%(h)	1.84%	2.11%	1.62	%(h)

Supplemental Data
Net assets, end of period (000)	$5,121		$4,980	$4,490	$4,711

Portfolio turnover rate	28%		71%	61%	40%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)

Audit, excise tax, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 5.68% and 0.49%, respectively.

See notes to financial statements.

12	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds VII, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. BlackRock Sustainable U.S. Value Equity Fund (the “Fund”) is a series of the Corporation. The Fund is classified as diversified. The Fund’s classification changed from non-diversified to diversified during the period.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

J.P. Morgan Securities LLC	$109,930	$(109,930)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees

First $1 billion	0.48%
$1 billion - $3 billion	0.45
$3 billion - $5 billion	0.43
$5 billion - $10 billion	0.42
Greater than $10 billion	0.41

Service and Distribution Fees: The Corporation, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

For the six months ended October 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A

Service — class specific	$293

Administration: The Corporation, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended October 31, 2024, the Fund paid the following to the Manager in return for these services, which are included in administration and administration — class specific in the Statement of Operations:

	Institutional	Investor A	Class K	Total

Administration — class specific	$13	$23	$518	$ 554

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended October 31, 2024, the Fund did not pay any amounts to affiliates in return for these services.

For the six months ended October 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Class K	Total

Transfer agent — class specific	$181	$339	$200	$ 720

Expense Limitations, Waivers, Reimbursements, and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended October 31, 2024, the amount waived was $10.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended October 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Class K

0.53%	0.78%	0.48%

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026 unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended October 31, 2024, the Manager waived and/or reimbursed investment advisory fees of $105,445, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

The Fund also had a waiver of administration fees, which are included in Administration fees waived in the Statement of Operations. For the six months ended October 31, 2024, the amounts was $1,176.

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Notes to Financial Statements (unaudited) (continued)

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended October 31, 2024, class specific expense waivers and/or reimbursements were as follows:

	Institutional	Investor A	Class K	Total

Administration fees waived by the Manager — class specific	$8	$23	$518	$ 549
Transfer agent fees waived and/or reimbursed by the Manager — class specific	154	280	200	634

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 19, 2028, the repayment arrangement between the Fund and the Manager pursuant to which the Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.

As of October 31, 2024, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:

	Expiring April 30,

Fund Level/Share Class	2025	2026	2027

Fund Level	$223,571	$235,069	$106,621
Institutional	461	25	162
Investor A	542	540	303
Class K	1,459	992	718

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income—affiliated—net in the Statement of Operations. For the six months ended October 31, 2024, the Fund paid BIM $11 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended October 31, 2024, the Fund did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Corporation are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.

6.	PURCHASES AND SALES

For the six months ended October 31, 2024, purchases and sales of investments, excluding short-term securities, were $1,557,309 and $1,606,531, respectively.

7.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.

As of April 30, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $798.

As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Sustainable U.S. Value Equity	$5,412,289	$572,962	$(419,598)	$153,364

8.	BANK BORROWINGS

The Corporation, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended October 31, 2024, the Fund did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

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Notes to Financial Statements (unaudited) (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 10/31/24		Year Ended 04/30/24

Share Class	Shares	Amount	Shares	Amount

Institutional
Shares sold	—	$—	521	$5,000
Shares issued in reinvestment of distributions	8	82	28	268

	8	$82	549	$5,268

Investor A
Shares sold	781	$8,269	2,626	$26,233
Shares issued in reinvestment of distributions	53	568	235	2,268
Shares redeemed	(5,609)	(59,862)	(2,416)	(24,120)

	(4,775)	$(51,025)	445	$4,381

	(4,767)	$(50,943)	994	$9,649

As of October 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:

Share Class

Institutional	10,000
Investor A	10,000
Class K	480,000

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (unaudited) (continued)

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of the Corporation is paid by the Corporation, on behalf of the Fund.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	21

Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE

19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10001

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Corporation

100 Bellevue Parkway

Wilmington, DE 19809

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Disclosure of Investment Advisory Agreement

The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds VII, Inc. (the “Corporation”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Company, on behalf of BlackRock Sustainable U.S. Value Equity Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board members who are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	23

Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of the Fund

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-year and since-inception periods reported, the Fund ranked in the third and fourth quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods. The Board was informed that, among other things, underperformance was driven by the fact that the Fund adheres to its sustainable mandate and maintains a strict value exposure discipline. Since its inception, it has consistently shown high value exposure, while others in the category have experienced style drift towards a blend. In years like 2023, where growth outperformed value, the Fund’s performance may not match that of its less disciplined peers. The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

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Disclosure of Investment Advisory Agreement (continued)

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Company, on behalf of the Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	25

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds VII, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VII, Inc.

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VII, Inc.

Date: December 20, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds VII, Inc.

Date: December 20, 2024